CONTRACT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
SCHEDULE OF CONTRACT LIABILITIES

As of December 31, 2024 and 2023, the contract liabilities were comprised of the following:

	As of December 31,
	2023	2024	2024
	HK$	HK$	US$
Contract liabilities	1,100,000	1,400,000	180,233
Advance from customers	64,000	244,000	31,412
Total	1,164,000	1,644,000	211,645

SCHEDULE OF MOVEMENT IN CONTRACT LIABILITIES

The movement in contract liabilities is as follows:

	2023	2024	2024
	HK$	HK$	US$
Balance at beginning of the year ended December 31	2,800,000	1,100,000	141,612
Decrease in contract liabilities as a result of recognizing revenue during the year was included in the contract liabilities at the beginning of the year	(2,300,000)	(1,100,000)	(141,612)
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	600,000	1,400,000	180,233
Balance at end of the year ended December 31	1,100,000	1,400,000	180,233